SHARE-BASED COMPENSATION (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock option activity
Share-based compensation expense	$ 2,846	$ 886	$ 915
Restricted Stock Awards
Stock option activity
Restriction period	1 year
Share-based compensation expense	25
Total compensation cost not yet recognized	$ 125
Number of Shares Subject to Restriction
Granted (in shares)	8,277
Nonvested at the end of the year (in shares)	8,277
Weighted Average Fair Value
Granted (in dollars per share)	$ 18.12
Nonvested at the end of the year (in dollars per share)	$ 18.12